UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05037

Professionally Managed Portfolios

 (Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

 (Address of principal executive offices)

Elaine E. Richards

Professionally Managed Portfolios

2020 E. Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7363

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

OSTERWEIS STRATEGIC INCOME FUND

Issue Name	Symbol	CUSIP	Meeting Date	Matter Voted On	Proposed By	Voted	For/Against Management	Vote Cast	Vote Against Management
Federated Funds	UTIXX	60934N682	06-Aug-15	Elect Director John T. Collins	Management	Yes	For	For	No
Federated Funds	UTIXX	60934N682	06-Aug-15	Elect Director Maureen Lally-Green	Management	Yes	For	For	No
Federated Funds	UTIXX	60934N682	06-Aug-15	Elect Director P. Jerome Richey	Management	Yes	For	For	No
Federated Funds	UTIXX	60934N682	06-Aug-15	Elect Director G. Thomas Hough	Management	Yes	For	For	No
Federated Funds	UTIXX	60934N682	06-Aug-15	Amend Declaration Of Trust to Comply with the Changes to Rule 2a-7 Inc	Management	Yes	For	For	No
Federated Funds	UTIXX	60934N682	06-Aug-15	Amend Declaration Of Trust to Authorize the Trust or Any Fund or Class,	Management	Yes	For	For	No
Federated Funds	UTIXX	60934N682	06-Aug-15	Amend Declaration Of Trust to Permit Future Amendments by the Truste	Management	Yes	For	For	No

 SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards

Elaine E. Richards, President/Principal Executive Officer

Date August 26, 2016

Osterweis Strategic Income Fund a Series of Professionally Managed Portfolios Form N-PX 2016